Average Annual Total Returns	12 Months Ended
Aug. 31, 2013
Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.66%
Since Inception	11.61%
Inception Date	Mar. 30, 2010
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.85%
Since Inception	9.41%
Inception Date	Nov. 19, 2009
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.84%
Since Inception	9.48%
Inception Date	Mar. 02, 2010
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.36%
Since Inception	9.53%
Inception Date	Nov. 19, 2009
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.65%
Since Inception	6.26%
Inception Date	Mar. 19, 2010
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.63%
Since Inception	4.83%
Inception Date	Aug. 04, 2010
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.63%
Since Inception	5.54%
Inception Date	Nov. 19, 2009
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.18%
Since Inception	12.08%
Inception Date	Nov. 19, 2009
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.17%
Since Inception	12.36%
Inception Date	Jan. 19, 2010
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.29%
Since Inception	12.38%
Inception Date	Nov. 19, 2009
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.52%
Since Inception	11.19%
Inception Date	Jul. 30, 2010
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.49%
Since Inception	13.24%
Inception Date	Mar. 01, 2010
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.49%
Since Inception	11.50%
Inception Date	Nov. 19, 2009
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.54%
Since Inception	4.15%
Inception Date	Dec. 03, 2009
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.47%
Since Inception	4.16%
Inception Date	Nov. 19, 2009
Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.17%
Since Inception	9.31%
Inception Date	Dec. 06, 2010
Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.10%
Since Inception	13.26%
Inception Date	Sep. 20, 2010
Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.33%
Since Inception	11.49%
Inception Date	Oct. 15, 2010
Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.30%
Since Inception	12.64%
Inception Date	Sep. 20, 2010
Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.42%
Since Inception	9.37%
Inception Date	Dec. 10, 2010
Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.35%
Since Inception	11.87%
Inception Date	Sep. 20, 2010
Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.59%
Since Inception	2.22%
Inception Date	May 25, 2011
Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.45%
Since Inception	12.86%
Inception Date	Sep. 20, 2010
Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.34%
Since Inception	5.07%
Inception Date	Dec. 22, 2010
Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.26%
Since Inception	12.44%
Inception Date	Sep. 20, 2010
Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.81%
Since Inception	11.76%
Inception Date	Sep. 20, 2010
Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.32%
Since Inception	11.30%
Inception Date	Nov. 01, 2010
Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.23%
Since Inception	12.59%
Inception Date	Sep. 20, 2010
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.78%
Since Inception	4.58%
Inception Date	Nov. 19, 2009
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.74%
Since Inception	3.82%
Inception Date	Nov. 18, 2010
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.74%
Since Inception	4.52%
Inception Date	Nov. 19, 2009
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.40%
Since Inception	0.83%
Inception Date	Aug. 23, 2010
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.37%
Since Inception	1.32%
Inception Date	Dec. 28, 2009
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.39%
Since Inception	1.13%
Inception Date	Nov. 19, 2009
Return After Taxes on Distributions | Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.06%
Since Inception	10.63%
Return After Taxes on Distributions | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.41%
Since Inception	7.83%
Return After Taxes on Distributions | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.41%
Since Inception	7.91%
Return After Taxes on Distributions | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.93%
Since Inception	7.97%
Return After Taxes on Distributions | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.88%
Since Inception	5.31%
Return After Taxes on Distributions | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.87%
Since Inception	3.90%
Return After Taxes on Distributions | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.87%
Since Inception	4.65%
Return After Taxes on Distributions | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.37%
Since Inception	10.06%
Return After Taxes on Distributions | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.37%
Since Inception	10.33%
Return After Taxes on Distributions | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.48%
Since Inception	10.37%
Return After Taxes on Distributions | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.46%
Since Inception	9.89%
Return After Taxes on Distributions | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.45%
Since Inception	11.91%
Return After Taxes on Distributions | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.45%
Since Inception	10.18%
Return After Taxes on Distributions | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.97%
Since Inception	3.18%
Return After Taxes on Distributions | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.90%
Since Inception	3.19%
Return After Taxes on Distributions | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.87%
Since Inception	9.05%
Return After Taxes on Distributions | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.81%
Since Inception	13.02%
Return After Taxes on Distributions | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.97%
Since Inception	11.19%
Return After Taxes on Distributions | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.95%
Since Inception	12.34%
Return After Taxes on Distributions | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.01%
Since Inception	8.99%
Return After Taxes on Distributions | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.95%
Since Inception	11.54%
Return After Taxes on Distributions | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.42%
Since Inception	2.09%
Return After Taxes on Distributions | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.29%
Since Inception	12.75%
Return After Taxes on Distributions | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.96%
Since Inception	4.75%
Return After Taxes on Distributions | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.89%
Since Inception	12.14%
Return After Taxes on Distributions | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.34%
Since Inception	11.34%
Return After Taxes on Distributions | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Since Inception	10.99%
Return After Taxes on Distributions | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.92%
Since Inception	12.30%
Return After Taxes on Distributions | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.67%
Since Inception	3.62%
Return After Taxes on Distributions | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.64%
Since Inception	2.82%
Return After Taxes on Distributions | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.91%
Since Inception	3.67%
Return After Taxes on Distributions | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.23%
Since Inception	0.58%
Return After Taxes on Distributions | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.21%
Since Inception	1.09%
Return After Taxes on Distributions | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.23%
Since Inception	0.90%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.74%
Since Inception	9.56%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.06%
Since Inception	7.13%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.05%
Since Inception	7.19%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.39%
Since Inception	7.25%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.87%
Since Inception	4.82%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.86%
Since Inception	3.60%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.86%
Since Inception	4.24%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Since Inception	9.15%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Since Inception	9.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.95%
Since Inception	9.42%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.32%
Since Inception	8.82%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.30%
Since Inception	10.61%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.30%
Since Inception	9.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.65%
Since Inception	2.97%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.61%
Since Inception	2.99%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.26%
Since Inception	7.95%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.20%
Since Inception	11.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.07%
Since Inception	9.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.05%
Since Inception	10.83%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.85%
Since Inception	7.98%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.79%
Since Inception	10.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.66%
Since Inception	1.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.55%
Since Inception	11.04%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.89%
Since Inception	4.22%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.82%
Since Inception	10.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.88%
Since Inception	9.94%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.03%
Since Inception	9.66%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.96%
Since Inception	10.79%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.59%
Since Inception	3.33%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.57%
Since Inception	2.64%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.74%
Since Inception	3.37%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.28%
Since Inception	0.57%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.26%
Since Inception	1.00%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.28%
Since Inception	0.84%
Based on Market Value | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.59%
Since Inception	9.63%
Based on Market Value | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.37%
Since Inception	5.49%
Based on Market Value | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.60%
Since Inception	12.42%
Based on Market Value | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.25%
Since Inception	11.43%
Based on Market Value | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.40%
Since Inception	4.16%
Based on Market Value | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.13%
Since Inception	13.24%
Based on Market Value | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.26%
Since Inception	12.61%
Based on Market Value | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.47%
Since Inception	11.90%
Based on Market Value | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.41%
Since Inception	12.83%
Based on Market Value | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.40%
Since Inception	12.46%
Based on Market Value | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.24%
Since Inception	11.81%
Based on Market Value | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.31%
Since Inception	12.61%
Based on Market Value | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.59%
Since Inception	4.65%
Based on Market Value | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.38%
Since Inception	1.13%
Russell 2000 Index | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.35%
Since Inception	5.09%
Russell 2000 Index | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.35%
Since Inception	12.53%
Russell 2000 Growth Index | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.59%
Since Inception	2.27%
Russell 2000 Growth Index | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.59%
Since Inception	13.01%
Russell 2000 Value Index | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.05%
Since Inception	11.95%
Russell 1000 Index | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Since Inception	11.58%
Russell 1000 Index | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Since Inception	12.77%
Russell 1000 Growth Index | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.26%
Since Inception	9.44%
Russell 1000 Growth Index | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.26%
Since Inception	13.46%
Russell 1000 Value Index | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.51%
Since Inception	9.46%
Russell 1000 Value Index | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.51%
Since Inception	12.04%
Russell 2500 Value Index | Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.21%
Since Inception	10.13%
Russell 3000 Index | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Since Inception	11.38%
Russell 3000 Index | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Since Inception	12.74%
Barclays U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.17%
Since Inception	4.88%
Barclays U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.17%
Since Inception	4.10%
Barclays U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.17%
Since Inception	4.88%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.41%
Since Inception	12.55%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.41%
Since Inception	12.97%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.41%
Since Inception	12.55%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.55%
Since Inception	9.71%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.55%
Since Inception	9.76%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.55%
Since Inception	9.71%
Barclays U.S. MBS Float Adjusted Index | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.58%
Since Inception	4.18%
Barclays U.S. MBS Float Adjusted Index | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.58%
Since Inception	4.16%
Barclays U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.50%
Since Inception	0.91%
Barclays U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.50%
Since Inception	1.45%
Barclays U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.50%
Since Inception	1.26%
Barclays U.S. 3-10 Year Government Float Adjusted Index | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.77%
Since Inception	6.38%
Barclays U.S. 3-10 Year Government Float Adjusted Index | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.77%
Since Inception	4.97%
Barclays U.S. 3-10 Year Government Float Adjusted Index | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.77%
Since Inception	5.68%
Barclays U.S. Long Government Float Adjusted Index | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.77%
Since Inception	11.31%
Barclays U.S. Long Government Float Adjusted Index | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.77%
Since Inception	13.45%
Barclays U.S. Long Government Float Adjusted Index | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.77%
Since Inception	11.70%